Profit (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Profit (Loss) Per Share [Abstract]
Schedule of Loss Attributed to Ordinary Shareholders (Basic)

Loss attributed to ordinary shareholders (basic)

	2025	2024	2023
	U.S. dollars in thousands
Profit (loss) from continuing operations	(759)	240	(1,782)
Loss from discontinued operations, net of tax	(6,210)	(1,267)	-
Total loss for the year	(6,969)	(1,027)	(1,782)

Schedule of Weighted-Average Number of Ordinary Shares (Basic)

Weighted-average number of ordinary shares (basic)

	2025	2024	2023
	Number of shares
Issued ordinary shares at January 1	881,385,256	544,906,149	544,906,149
Issued August 14, 2024, due to fundraising	-	57,123,287	-
Issued August 14, 2024, due to The Social Proxy Transaction	-	71,015,301	-
Issued Oct 9, 2025 (warrant exercise)	14,789,072

Weighted average number of ordinary shares (basic)	896,174,328	673,044,737	544,906,149